UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2024

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 7.1%, compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 8.1%. The Fund’s NAV per share was $26.73, while the price of the publicly traded shares closed at $22.71 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Investment Objective (Unaudited)

The Gabelli Dividend & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Performance Discussion (Unaudited)

The U.S. stock market had another very impressive first quarter of 2024, up about 10% on a total return basis; this was after a double-digit gain in the fourth quarter of last year. Short term interest rates have held steady for the last few quarters, but the 10-year and 30-year U.S. Treasuries have both moved up by about 30 basis points over the last quarter. The Fed has repeatedly stated its intention to bring inflation down to 2%, but we are still not there yet. For the last few quarters, the Fed has kept the Fed Funds target rate at 5.5%. Of the eleven sectors that make up the S&P 500 Index, all were up in the first quarter, with only one exception, the Real Estate sector. The best performing sector was communication Services, up almost 16%, followed by Energy, which was up about 14%, and Technology, up by over 12%. One of the best performing stocks in (y)our portfolio during the first quarter was NVIDIA, the computer chip company that has been a star performer on Wall Street for the last year. Two other top contributors to performance during the quarter were American Express and Bank of New York, both global financial companies based in New York City. There were, of course, several stock holdings in (y)our portfolio that declined during the first quarter. One top detractor to performance was Boeing, which has been experiencing several recent production issues with its airplanes. In addition, Sony, the Japanese conglomerate with interests in media and electronics, was another detraction.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

As we approach another presidential election in a few months, the U.S. economy continues to expand. Some of this expansion is due to productivity growth (thanks to AI), and some is due to a greater number of workers in the labor force (thanks to the return of workers who left the workforce during COVID, as well as to more immigrants). Also helping the economy is a huge amount of fiscal stimulus, which unfortunately means we are running a deficit to GDP ratio of about 7%, unheard of in an economy near full employment. The Federal Reserve kept short-term interest rates steady during the second quarter of 2024. Long-term interest rates did not move materially in the second quarter, but the stock market was up again, approximately 4% on a total return basis. Growth stocks once again easily outperformed value stocks, a phenomenon that has been in place for well over a decade now. In the second quarter, value stocks, as measured by the S&P/Citigroup Value Index, were down about 2%. Of the eleven sectors that make up the S&P 500 Index, five were up in the second quarter, while six of the sectors were down. The best performing sector was Technology, up a stellar 13.8% on a total return basis. The Communications sector was up over 9%, and the Utility sector was up over 4%. The worst performing sector was Materials, down just over 4%. One of the best performing stocks in (y)our portfolio was Alphabet (1.7% of total investments as of June 30, 2024), one of the so-called Magnificent Seven which has been driving performance in the U.S. stock market. NVIDIA (1.6%) was another top performer, as was the credit card company American Express (2.4%). Many consumer staples companies, including snack food company Mondelēz (1.1%) and global spirits company Diageo (0.7%), were hurt in the second quarter as consumers started to pull back on spending due to inflationary pressures, and both were top detractors to Fund performance. Another poor performing stock in the quarter was Zoetis (0.4%), which focuses on animal health care.

Thank you for your investment in The Gabelli Dividend & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2024 (a) (Unaudited)

							Since
	Six						Inception
	Months	1 Year	5 Year	10 Year	15 Year	20 Year	(11/28/03)
The Gabelli Dividend & Income Trust (GDV)
NAV Total Return (b)	7.10%	12.21%	8.74%	6.83%	11.61%	8.16%	8.04%
Investment Total Return (c)	8.07	14.30	7.59	6.88	12.58	8.57	7.74
S&P 500 Index	15.29	24.56	15.05	12.86	14.82	10.29	10.44
Dow Jones Industrial Average	4.79	16.07	10.31	11.29	13.43	9.45	9.57

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2024:

The Gabelli Dividend & Income Trust

Financial Services	16.4%
Health Care	10.7%
Food and Beverage	8.6%
Computer Software and Services	7.8%
Diversified Industrial	4.6%
Energy and Utilities: Oil	4.3%
U.S. Government Obligations	4.3%
Business Services	3.0%
Retail	2.9%
Environmental Services	2.7%
Automotive: Parts and Accessories	2.6%
Entertainment	2.5%
Electronics	2.4%
Semiconductors	2.4%
Machinery	2.4%
Telecommunications	2.2%
Consumer Products	2.1%
Equipment and Supplies	1.8%
Building and Construction	1.7%
Aerospace	1.6%
Energy and Utilities: Services	1.3%
Energy and Utilities: Integrated	1.3%
Energy and Utilities: Natural Gas	1.2%
Specialty Chemicals	1.2%
Metals and Mining	1.1%
Computer Hardware	1.0%
Transportation	0.9%
Cable and Satellite	0.8%
Automotive	0.7%
Communications Equipment	0.5%
Real Estate Investment Trust	0.5%
Energy and Utilities	0.5%
Consumer Services	0.5%
Hotels and Gaming	0.4%
Energy and Utilities: Electric	0.3%
Energy and Utilities: Water	0.3%
Broadcasting	0.3%
Wireless Communications	0.2%
Publishing	0.0%*
Agriculture	0.0%*
Closed-End Funds	0.0%*
Paper and Forest Products	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust
Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.4%
	Aerospace — 1.6%
7,370	Allient Inc.	$262,074	$186,240
1,950	BAE Systems plc, ADR	100,367	130,357
700	Ducommun Inc.†	41,333	40,642
1,000	Embraer SA, ADR†	26,040	25,800
200	General Dynamics Corp.	43,051	58,028
12,000	HEICO Corp.	1,075,570	2,683,320
15,000	Hexcel Corp.	957,832	936,750
75,000	Howmet Aerospace Inc.	1,535,205	5,822,250
65,300	L3Harris Technologies Inc.	8,108,283	14,665,074
2,325	Mercury Systems Inc.†	98,064	62,752
213	Northrop Grumman Corp.	100,331	92,857
1,200,000	Rolls-Royce Holdings plc†	2,490,768	6,929,291
27,440	RTX Corp.	2,421,948	2,754,702
6,000	Spirit AeroSystems Holdings Inc., Cl. A†	200,162	197,220
300	Thales SA	38,173	48,032
53,700	The Boeing Co.†	8,354,515	9,773,937
		25,853,716	44,407,252

	Agriculture — 0.0%
5,000	Corteva Inc.	156,047	269,700

	Automotive — 0.7%
15,000	Daimler Truck Holding AG	440,481	597,108
50,000	Ford Motor Co.	639,713	627,000
77,500	General Motors Co.	3,075,978	3,600,650
322,500	Iveco Group NV	1,809,522	3,616,143
100,000	PACCAR Inc.	3,051,903	10,294,000
25,000	Piaggio & C SpA	74,648	74,324
49,500	Traton SE	974,515	1,619,517
		10,066,760	20,428,742

	Automotive: Parts and Accessories — 2.6%
62,676	Aptiv plc†	4,122,187	4,413,644
9,000	Atmus Filtration Technologies Inc.†	257,839	259,020
165,932	Dana Inc.	3,192,545	2,011,096
430,000	Dowlais Group plc	535,719	397,344
308,915	Garrett Motion Inc.†	1,885,352	2,653,580
264,400	Genuine Parts Co.	19,071,629	36,571,808
6,000	Lear Corp.	713,500	685,260
12,000	Modine Manufacturing Co.†	380,000	1,202,280
42,000	Monro Inc.	1,270,958	1,002,120
18,900	O’Reilly Automotive Inc.†	8,081,374	19,959,534
13,000	Phinia Inc.	529,799	511,680
10,000	Visteon Corp.†	1,162,274	1,067,000
		41,203,176	70,734,366

	Broadcasting — 0.3%
455,000	Grupo Televisa SAB, ADR	1,323,421	1,260,350
Shares		Cost	Market Value
42,121	Liberty Broadband Corp., Cl. C†	$3,220,437	$2,309,073
55,000	Liberty Media Corp.-Liberty SiriusXM†	1,566,554	1,218,800
140,000	Sinclair Inc.	3,314,774	1,866,200
35,000	TEGNA Inc.	529,986	487,900
		9,955,172	7,142,323

	Building and Construction — 1.7%
102,000	Carrier Global Corp.	5,065,665	6,434,160
34,700	Centuri Holdings Inc.†	728,700	675,956
1,500	Cie de Saint-Gobain SA	115,560	116,659
78,200	Fortune Brands Innovations Inc.	1,261,127	5,078,308
4,500	H&E Equipment Services Inc.	168,430	198,765
125,193	Herc Holdings Inc.	6,012,023	16,686,975
161,100	Johnson Controls International plc	7,389,543	10,708,317
17,500	Masterbrand Inc.†	102,927	256,900
11,000	Sika AG	1,412,765	3,148,979
5,625	United Rentals Inc.	1,420,384	3,637,856
		23,677,124	46,942,875

	Business Services — 3.0%
4,500	ITOCHU Corp.	194,595	219,672
15,000	Jardine Matheson Holdings Ltd.	873,589	530,700
70,000	JCDecaux SE†	1,547,429	1,377,135
8,000	Loomis AB	213,081	208,322
11,000	Marubeni Corp.	192,816	203,434
141,620	Mastercard Inc., Cl. A	11,545,423	62,477,079
8,500	Mitsubishi Corp.	198,033	166,312
8,000	Mitsui & Co. Ltd.	187,720	181,540
55,000	Rentokil Initial plc, ADR	1,716,381	1,630,750
30,503	Steel Partners Holdings LP†	318,362	1,135,587
25,000	Stericycle Inc.†	1,395,096	1,453,250
8,000	Sumitomo Corp.	195,490	199,739
36,000	UL Solutions Inc., Cl. A	1,245,404	1,518,840
55,000	Vestis Corp.	899,550	672,650
41,600	Visa Inc., Cl. A	6,337,410	10,918,752
		27,060,379	82,893,762

	Cable and Satellite — 0.8%
18,000	AMC Networks Inc., Cl. A†	359,061	173,880
15,000	Cogeco Inc.	296,908	528,490
383,000	Comcast Corp., Cl. A	15,713,524	14,998,280
23,000	EchoStar Corp., Cl. A†	441,274	409,630
10,000	Liberty Latin America Ltd., Cl. A†	86,772	96,100
130,000	Liberty Latin America Ltd., Cl. C†	1,340,387	1,250,600

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
95,000	Rogers Communications Inc., Cl. B	$2,781,806	$3,513,100
		21,019,732	20,970,080

	Communications Equipment — 0.5%
24,000	Arista Networks Inc.†	3,647,813	8,411,520
106,000	Corning Inc.	2,259,210	4,118,100
7,500	QUALCOMM Inc.	982,475	1,493,850
95,000	Telesat Corp.†	3,052,824	864,500
		9,942,322	14,887,970

	Computer Hardware — 1.0%
110,550	Apple Inc.	6,552,138	23,284,041
10,000	Dell Technologies Inc., Cl. C	395,440	1,379,100
5,000	HP Inc.	138,100	175,100
17,500	Micron Technology Inc.	972,900	2,301,775
		8,058,578	27,140,016

	Computer Software and Services — 7.8%
30,000	3D Systems Corp.†	152,485	92,100
1,000	Akamai Technologies Inc.†	78,920	90,080
1,000	Alibaba Group Holding Ltd., ADR	216,505	72,000
32,000	Alphabet Inc., Cl. A	1,800,227	5,828,800
224,900	Alphabet Inc., Cl. C	15,071,689	41,251,158
163,900	Amazon.com Inc.†	16,387,816	31,673,675
8,520	Backblaze Inc., Cl. A†	89,773	52,483
4,000	Check Point Software Technologies Ltd.†	454,950	660,000
23,000	Cisco Systems Inc.	963,885	1,092,730
17,800	CrowdStrike Holdings Inc., Cl. A†	2,515,791	6,820,782
7,530	Edgio Inc.†	345,466	82,227
5,000	Fastly Inc., Cl. A†	42,275	36,850
6,200	Fiserv Inc.†	667,836	924,048
1,000	Fortinet Inc.†	52,570	60,270
2,500	Gen Digital Inc.	57,350	62,450
502,000	Hewlett Packard Enterprise Co.	6,863,266	10,627,340
4,790	Intuit Inc.	2,008,721	3,148,036
55,000	Kyndryl Holdings Inc.†	935,669	1,447,050
38,750	Meta Platforms Inc., Cl. A	10,153,068	19,538,525
137,950	Microsoft Corp.	13,583,140	61,656,752
9,086	MKS Instruments Inc.	802,294	1,186,450
81,000	N-able Inc.†	1,070,826	1,233,630
2,500	Oracle Corp.	186,535	353,000
50,000	Oxford Metrics plc	62,961	63,205
64,000	Rockwell Automation Inc.	2,373,359	17,617,920
1,000	Rubrik Inc., Cl. A†	32,000	30,660
4,500	SAP SE, ADR	580,385	907,695
7,400	ServiceNow Inc.†	2,317,303	5,821,358
Shares		Cost	Market Value
42,973	SolarWinds Corp.	$581,065	$517,825
12,000	Stratasys Ltd.†	192,659	100,680
19,757	Vimeo Inc.†	77,744	73,694
		80,718,533	213,123,473

	Consumer Products — 2.1%
30,000	Church & Dwight Co. Inc.	1,199,580	3,110,400
298,000	Edgewell Personal Care Co.	11,308,223	11,976,620
43,000	Energizer Holdings Inc.	1,564,155	1,270,220
95,000	Hanesbrands Inc.†	452,141	468,350
700	Johnson Outdoors Inc., Cl. A	48,584	24,486
150	Kering SA	76,281	54,377
3,995	Nintendo Co. Ltd., ADR	40,182	53,134
219,000	Philip Morris International Inc.	20,533,427	22,191,270
62,870	Spectrum Brands Holdings Inc.	5,170,783	5,402,419
250	The Estee Lauder Companies Inc., Cl. A	47,689	26,600
72,000	The Procter & Gamble Co.	4,198,273	11,874,240
12,000	The Scotts Miracle-Gro Co.	688,480	780,720
		45,327,798	57,232,836

	Consumer Services — 0.4%
86,530	Arlo Technologies Inc.†	418,163	1,128,351
13,100	Ashtead Group plc	310,315	874,684
25,000	Avis Budget Group Inc.	2,755,732	2,613,000
750	Booking Holdings Inc.	2,335,604	2,971,125
7,000	Travel + Leisure Co.	238,201	314,860
54,000	Uber Technologies Inc.†	4,299,039	3,924,720
		10,357,054	11,826,740

	Diversified Industrial — 4.6%
500	Agilent Technologies Inc.	57,296	64,815
10,555	American Outdoor Brands Inc.†	115,635	94,995
237,000	Ampco-Pittsburgh Corp.†	600,996	182,490
36,000	Ardagh Group SA†	146,340	140,040
10,845	AZZ Inc.	415,635	837,776
10,000	Barnes Group Inc.	385,326	414,100
95,000	Bouygues SA	3,295,487	3,049,155
4,800	Crane Co.	304,553	695,904
3,000	Crane NXT Co.	99,774	184,260
52,200	Eaton Corp. plc	8,338,197	16,367,310
119,100	General Electric Co.	15,766,505	18,933,327
3,500	Graham Corp.†	49,878	98,560
110,000	Griffon Corp.	1,980,905	7,024,600
172,000	Honeywell International Inc.	21,823,415	36,728,880
11,000	Hyster-Yale Inc.	369,630	767,030
43,199	Intevac Inc.†	182,940	166,748
37,500	ITT Inc.	954,003	4,844,250
10,000	nVent Electric plc	140,660	766,100

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
15,000	Pentair plc	$425,273	$1,150,050
10,678	Proto Labs Inc.†	694,953	329,843
1,250	Siemens AG	218,904	232,557
6,500	Sulzer AG	415,548	898,548
287,000	Textron Inc.	12,250,779	24,641,820
15,225	The Sherwin-Williams Co.	2,689,844	4,543,597
300,000	Toray Industries Inc.	2,270,748	1,419,914
36,000	Trinity Industries Inc.	739,138	1,077,120
		74,732,362	125,653,789

	Electronics — 2.4%
5,000	Flex Ltd.†	65,845	147,450
58,000	Intel Corp.	3,059,830	1,796,260
10,025	Kimball Electronics Inc.†	206,302	220,349
148,000	Resideo Technologies Inc.†	1,253,917	2,894,880
1,650	Signify NV	57,604	41,173
360,000	Sony Group Corp., ADR	12,443,702	30,582,000
38,000	TE Connectivity Ltd.	1,106,583	5,716,340
84,200	Texas Instruments Inc.	3,705,255	16,379,426
13,000	Thermo Fisher Scientific Inc.	4,991,810	7,189,000
3,500	Universal Display Corp.	557,137	735,875
		27,447,985	65,702,753

	Energy and Utilities — 0.3%
43,000	Alliant Energy Corp.	2,177,679	2,188,700
26,850	GE Vernova Inc.†	3,767,467	4,605,044
16,000	Northwest Natural Holding Co.	609,971	577,760
23,000	NOV Inc.	409,024	437,230
		6,964,141	7,808,734

	Energy and Utilities: Electric — 0.3%
2,000	ALLETE Inc.	65,474	124,700
5,000	American Electric Power Co. Inc.	184,350	438,700
29,000	Electric Power Development Co. Ltd.	607,454	452,511
74,000	Evergy Inc.	4,107,578	3,919,780
12,000	Pinnacle West Capital Corp.	468,584	916,560
10,000	Portland General Electric Co.	455,250	432,400
3,000	PPL Corp.	80,959	82,950
61,600	The AES Corp.	661,652	1,082,312
6,500	WEC Energy Group Inc.	438,633	509,990
		7,069,934	7,959,903

	Energy and Utilities: Integrated — 1.3%
20,000	Chubu Electric Power Co. Inc.	307,625	236,311
20,000	Endesa SA	506,664	375,582
228,000	Enel SpA	1,036,727	1,585,683
Shares		Cost	Market Value
12,500	Eversource Energy	$681,111	$708,875
23,000	Hawaiian Electric Industries Inc.	594,426	207,460
410,000	Hera SpA	822,663	1,402,452
16,000	Hokkaido Electric Power Co. Inc.	102,051	118,740
45,000	Iberdrola SA, ADR	952,490	2,354,400
115,000	Korea Electric Power Corp., ADR†	1,568,135	815,350
23,000	Kyushu Electric Power Co. Inc.	228,450	236,876
23,000	MGE Energy Inc.	492,211	1,718,560
160,000	NextEra Energy Inc.	11,419,769	11,329,600
5,650	NextEra Energy Partners LP	281,304	156,166
49,000	NiSource Inc.	397,054	1,411,690
10,000	Northwestern Energy Group Inc.	522,880	500,800
57,500	OGE Energy Corp.	685,360	2,052,750
11,000	Ormat Technologies Inc.	165,000	788,700
140,000	PG&E Corp.	1,515,735	2,444,400
68,000	PNM Resources Inc.	2,708,372	2,513,280
30,000	Public Service Enterprise Group Inc.	906,079	2,211,000
50,000	Shikoku Electric Power Co. Inc.	878,676	428,864
40,000	The Chugoku Electric Power Co. Inc.	558,192	262,664
18,000	The Kansai Electric Power Co. Inc.	217,251	302,293
50,000	Tohoku Electric Power Co. Inc.	645,500	451,085
		28,193,725	34,613,581

	Energy and Utilities: Natural Gas — 1.2%
16,000	APA Corp.	185,550	471,040
200,000	Enterprise Products Partners LP	2,913,916	5,796,000
47,000	Kinder Morgan Inc.	978,429	933,890
239,500	National Fuel Gas Co.	11,939,330	12,978,505
89,790	National Grid plc	1,019,220	1,001,786
22,000	National Grid plc, ADR	1,086,983	1,249,600
14,300	ONEOK Inc.	524,693	1,166,165
75,000	Sempra	1,199,553	5,704,500
47,000	Southwest Gas Holdings Inc.	1,744,397	3,307,860
74,000	UGI Corp.	2,910,536	1,694,600
		24,502,607	34,303,946

	Energy and Utilities: Oil — 4.3%
78,900	Chevron Corp.	7,734,576	12,341,538
207,300	ConocoPhillips	12,469,370	23,710,974
65,000	Devon Energy Corp.	856,057	3,081,000
123,000	Eni SpA, ADR	4,396,603	3,787,170

See accompanying notes to financial statements

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
375,000	Equinor ASA, ADR	$6,897,752	$10,710,000
109,000	Exxon Mobil Corp.	6,273,866	12,548,080
15,400	Hess Corp.	957,640	2,271,808
129,000	Marathon Petroleum Corp.	4,189,817	22,378,920
73,000	Occidental Petroleum Corp.	4,223,548	4,601,190
100,000	PetroChina Co. Ltd., Cl. H	40,300	101,164
25,000	Petroleo Brasileiro SA, ADR	276,028	362,250
52,000	Phillips 66	4,107,965	7,340,840
75,000	Repsol SA, ADR	1,487,593	1,179,000
92,800	Shell plc, ADR	5,015,873	6,698,304
3,000	Texas Pacific Land Corp.	1,205,174	2,202,810
70,000	TotalEnergies SE, ADR	3,318,049	4,667,600
2,891	Woodside Energy Group Ltd., ADR	66,493	54,380
		63,516,704	118,037,028

	Energy and Utilities: Services — 1.3%
2,000	Baker Hughes Co.	61,706	70,340
79,000	Dril-Quip Inc.†	1,892,040	1,469,400
556,325	Halliburton Co.	17,984,331	18,792,658
117,975	Oceaneering International Inc.†	1,634,267	2,791,289
277,000	Schlumberger NV	11,719,127	13,068,860
		33,291,471	36,192,547

	Energy and Utilities: Water — 0.3%
11,000	American States Water Co.	138,388	798,270
6,000	American Water Works Co. Inc.	715,889	774,960
53,000	Essential Utilities Inc.	1,985,426	1,978,490
70,000	Mueller Water Products Inc., Cl. A	845,455	1,254,400
34,000	Severn Trent plc	876,357	1,022,910
22,000	SJW Group	383,583	1,192,840
7,500	The York Water Co.	97,903	278,175
8,000	United Utilities Group plc, ADR	212,760	201,040
		5,255,761	7,501,085

	Entertainment — 2.5%
222,000	Atlanta Braves Holdings Inc., Cl. A†	6,307,448	9,175,260
65,000	Atlanta Braves Holdings Inc., Cl. C†	2,452,933	2,563,600
25,300	Caesars Entertainment Inc.†	1,079,074	1,005,422
61,333	Fox Corp., Cl. A	1,949,372	2,108,015
71,000	Fox Corp., Cl. B	2,242,420	2,273,420
3,000	International Game Technology plc	74,263	61,380
59,880	Madison Square Garden Entertainment Corp.†	1,629,258	2,049,693
Shares		Cost	Market Value
50,000	Madison Square Garden Sports Corp.†	$4,495,586	$9,406,500
22,800	Netflix Inc.†	8,254,657	15,387,264
170,000	Ollamani SAB†	411,674	387,390
91,000	Paramount Global, Cl. A	2,817,272	1,672,580
255,000	Paramount Global, Cl. B	6,092,582	2,649,450
3,000	Penn Entertainment Inc.†	102,748	58,065
59,880	Sphere Entertainment Co.†	1,423,927	2,099,393
16,000	Take-Two Interactive Software Inc.†	2,525,044	2,487,840
17,000	The Walt Disney Co.	1,535,057	1,687,930
105,000	Universal Music Group NV	1,972,606	3,123,854
650,000	Vivendi SE	7,254,944	6,791,322
650,000	Warner Bros Discovery Inc.†	7,447,307	4,836,000
		60,068,172	69,824,378

	Environmental Services — 2.7%
179,000	Republic Services Inc.	7,417,439	34,786,860
29,180	Veolia Environnement SA	443,012	872,509
97,222	Waste Connections Inc.	4,631,690	17,048,850
104,500	Waste Management Inc.	4,408,953	22,294,030
		16,901,094	75,002,249

	Equipment and Supplies — 1.8%
3,000	CTS Corp.	108,270	151,890
106,000	Flowserve Corp.	3,972,727	5,098,600
113,500	Graco Inc.	2,326,211	8,998,280
267,500	Mueller Industries Inc.	2,902,664	15,231,450
456,825	RPC Inc.	1,093,504	2,855,156
70,000	Sealed Air Corp.	1,816,046	2,435,300
96,000	The Timken Co.	3,641,176	7,692,480
29,000	Valmont Industries Inc.	7,040,732	7,959,050
		22,901,330	50,422,206

	Financial Services — 16.4%
7,000	AJ Bell plc	27,179	33,581
277,250	American Express Co.	26,808,184	64,197,237
60,000	American International Group Inc.	3,564,060	4,454,400
274,600	Bank of America Corp.	7,604,618	10,920,842
60,000	Berkshire Hathaway Inc., Cl. B†	12,010,374	24,408,000
15,600	BlackRock Inc.	2,983,138	12,282,192
74,000	Blackstone Inc.	3,583,266	9,161,200
7,174	Brookfield Asset Management Ltd., Cl. A	25,030	272,971
28,500	Brookfield Corp.	105,526	1,183,890
196	Brookfield Reinsurance Ltd.	10,388	8,152
2,300	Brooks Macdonald Group plc	60,387	56,695
14,000	Cannae Holdings Inc.	225,924	253,960
152,000	Citigroup Inc.	7,253,057	9,645,920

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
18,500	Cullen/Frost Bankers Inc.	$1,345,682	$1,880,155
11,000	EXOR NV	671,170	1,150,950
140	Farmers & Merchants Bank of Long Beach	1,055,771	658,000
37,000	Fidelity National Financial Inc.	375,359	1,828,540
80,000	FTAI Aviation Ltd.	1,323,086	8,258,400
23,000	HSBC Holdings plc, ADR	788,345	1,000,500
23,249	Interactive Brokers Group Inc., Cl. A	916,968	2,850,327
20,450	Intercontinental Exchange Inc.	2,310,228	2,799,400
155,000	Invesco Ltd.	3,318,821	2,318,800
14,000	Janus Henderson Group plc	450,404	471,940
316,947	JPMorgan Chase & Co., CDI	23,310,852	64,105,700
63,000	KeyCorp.	822,234	895,230
112,400	KKR & Co. Inc.	7,715,312	11,828,976
85,000	Loews Corp.	5,280,348	6,352,900
42,000	M&T Bank Corp.	3,349,636	6,357,120
7,400	Moody’s Corp.	2,990,747	3,114,882
188,726	Morgan Stanley	5,251,646	18,342,280
70,000	National Australia Bank Ltd., ADR	810,381	840,000
124,000	Navient Corp.	904,132	1,805,440
65,500	Northern Trust Corp.	2,786,330	5,500,690
173,213	Oaktree Specialty Lending Corp.	3,263,145	3,258,137
5,000	PayPal Holdings Inc.†	335,979	290,150
80,000	Resona Holdings Inc.	381,969	529,306
14,000	S&P Global Inc.	4,942,492	6,244,000
90,000	SLM Corp.	453,093	1,871,100
146,000	State Street Corp.	9,089,455	10,804,000
123,000	T. Rowe Price Group Inc.	8,849,749	14,183,130
621,000	The Bank of New York Mellon Corp.	20,522,540	37,191,690
35,000	The Charles Schwab Corp.	2,428,002	2,579,150
33,000	The Goldman Sachs Group Inc.	7,587,869	14,926,560
83,500	The Hartford Financial Services Group Inc.	2,788,895	8,395,090
112,000	The PNC Financial Services Group Inc.	8,737,059	17,413,760
68,200	The Travelers Companies Inc.	5,285,155	13,867,788
60,000	W. R. Berkley Corp.	2,762,453	4,714,800
534,000	Wells Fargo & Co.	18,561,549	31,714,260
2,300	Willis Towers Watson plc	175,957	602,922
		226,203,944	447,825,113
Shares		Cost	Market Value
	Food and Beverage — 8.6%
12,000	Ajinomoto Co. Inc.	$205,201	$420,735
100,117	BellRing Brands Inc.†	2,491,216	5,720,685
12,500	Brown-Forman Corp., Cl. B	439,792	539,875
374,000	Campbell Soup Co.	15,538,023	16,901,060
900,000	China Mengniu Dairy Co. Ltd.	1,077,834	1,613,512
46,000	Conagra Brands Inc.	1,348,907	1,307,320
156,000	Danone SA	7,558,438	9,536,253
1,920,000	Davide Campari-Milano NV	5,918,650	18,144,121
1,500	Diageo plc	66,184	47,205
141,500	Diageo plc, ADR	20,208,642	17,840,320
70,954	Flowers Foods Inc.	1,053,433	1,575,179
164,200	General Mills Inc.	9,361,776	10,387,292
18,000	Heineken Holding NV	747,987	1,419,758
260,000	ITO EN Ltd.	5,640,538	5,626,950
110,000	Keurig Dr Pepper Inc.	1,412,776	3,674,000
1,650,000	Kikkoman Corp.	3,967,130	19,111,039
10,000	Lamb Weston Holdings Inc.	898,435	840,800
11,000	Lifecore Biomedical Inc.†	109,552	56,430
108,000	Maple Leaf Foods Inc.	2,081,739	1,809,408
6,000	McCormick & Co. Inc.	290,905	414,000
85,000	Molson Coors Beverage Co., Cl. B	4,476,446	4,320,550
465,000	Mondelēz International Inc., Cl. A	18,163,911	30,429,600
60,000	Morinaga Milk Industry Co. Ltd.	588,860	1,257,132
10,000	Nathan’s Famous Inc.	591,370	677,800
4,400	National Beverage Corp.	202,873	225,456
24,000	Nestlé SA	1,876,188	2,450,086
35,000	Nestlé SA, ADR	2,563,158	3,585,750
384,000	Nissin Foods Holdings Co. Ltd.	4,370,561	9,742,607
65,082	Nomad Foods Ltd.	1,685,780	1,072,551
69,250	PepsiCo Inc.	8,764,166	11,421,402
39,000	Pernod Ricard SA	2,792,532	5,291,885
42,000	Post Holdings Inc.†	2,669,095	4,374,720
24,500	Remy Cointreau SA	1,360,469	2,043,962
18,000	Suntory Beverage & Food Ltd.	573,702	638,486
2,500	The Boston Beer Co. Inc., Cl. A†	831,230	762,625
235,000	The Coca-Cola Co.	9,397,145	14,957,750
41,000	The Hain Celestial Group Inc.†	624,377	283,310
5,150	The J.M. Smucker Co.	763,564	561,556
414,000	The Kraft Heinz Co.	15,238,148	13,339,080
5,000	The Simply Good Foods Co.†	172,310	180,650
14,000	TreeHouse Foods Inc.†	569,609	512,960
19,000	Unilever plc, ADR	675,997	1,044,810

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
10,000	WK Kellogg Co.	$121,562	$164,600
470,000	Yakult Honsha Co. Ltd.	5,651,870	8,402,977
		165,142,081	234,728,247

	Health Care — 10.7%
30,500	Abbott Laboratories	1,791,668	3,169,255
58,600	AbbVie Inc.	6,037,073	10,051,072
30,000	AstraZeneca plc, ADR	1,643,903	2,339,700
185,987	Avantor Inc.†	5,102,432	3,942,924
188,000	Bausch + Lomb Corp.†	2,940,982	2,729,760
100,000	Baxter International Inc.	5,348,466	3,345,000
1,000	Bayer AG	61,178	28,252
17,500	Becton Dickinson & Co.	4,106,780	4,089,925
2,500	BioMarin Pharmaceutical Inc.†	195,120	205,825
12,500	Bio-Rad Laboratories Inc., Cl. A†	4,672,253	3,413,875
28,000	Boston Scientific Corp.†	2,138,507	2,156,280
41,000	Bristol-Myers Squibb Co.	2,526,558	1,702,730
75,000	Catalent Inc.†	6,312,159	4,217,250
25,000	Cencora Inc.	2,058,535	5,632,500
9,000	Charles River Laboratories International Inc.†	2,010,958	1,859,220
12,500	Chemed Corp.	4,372,072	6,782,250
23,000	DaVita Inc.†	1,452,151	3,187,110
1,000	Demant A/S†	38,808	43,280
100,000	DENTSPLY SIRONA Inc.	5,007,874	2,491,000
55,000	Elanco Animal Health Inc.†	694,558	793,650
15,000	Elevance Health Inc.	3,500,477	8,127,900
50,900	Eli Lilly & Co.	7,053,482	46,083,842
330,000	Evolent Health Inc., Cl. A†	5,853,000	6,309,600
24,500	Fortrea Holdings Inc.†	436,270	571,830
467	GE HealthCare Technologies Inc.	22,282	36,389
12,510	Gerresheimer AG	811,484	1,343,778
45,000	Halozyme Therapeutics Inc.†	1,902,539	2,356,200
25,000	HCA Healthcare Inc.	2,456,791	8,032,000
45,500	Henry Schein Inc.†	3,144,612	2,916,550
30,000	ICU Medical Inc.†	6,460,525	3,562,500
8,600	Incyte Corp.†	600,366	521,332
42,371	Integer Holdings Corp.†	2,096,234	4,906,138
15,900	Intuitive Surgical Inc.†	3,862,682	7,073,115
101,535	Johnson & Johnson	11,861,697	14,840,356
3,735	Kenvue Inc.	47,900	67,902
24,500	Labcorp Holdings Inc.	2,660,858	4,985,995
10,000	Lantheus Holdings Inc.†	577,651	802,900
8,000	McKesson Corp.	1,335,744	4,672,320
40,000	Medtronic plc	4,203,444	3,148,400
132,000	Merck & Co. Inc.	8,562,755	16,341,600
Shares		Cost	Market Value
191,042	Option Care Health Inc.†	$2,182,081	$5,291,863
1,000	Organon & Co.	34,571	20,700
75,000	Owens & Minor Inc.†	1,380,948	1,012,500
100,000	Pacific Biosciences of California Inc.†	2,600,360	137,000
63,000	Patterson Cos. Inc.	1,447,314	1,519,560
78,000	Perrigo Co. plc	2,507,430	2,003,040
65,000	PetIQ Inc.†	1,642,643	1,433,900
487,088	Pfizer Inc.	11,733,413	13,628,722
27,430	QuidelOrtho Corp.†	1,852,867	911,225
250	Roche Holding AG	76,242	69,425
25,000	Silk Road Medical Inc.†	865,354	676,000
24,400	Stryker Corp.	4,880,147	8,302,100
3,000	Teladoc Health Inc.†	58,986	29,340
110,000	Tenet Healthcare Corp.†	5,169,718	14,633,300
30,000	Teva Pharmaceutical Industries Ltd., ADR†	492,273	487,500
56,000	The Cigna Group	10,786,969	18,511,920
48,000	The Cooper Companies Inc.	2,234,608	4,190,400
15,000	Treace Medical Concepts Inc.†	238,186	99,750
4,050	UnitedHealth Group Inc.	2,078,425	2,062,503
10,000	Vertex Pharmaceuticals Inc.†	1,942,839	4,687,200
25,000	Viatris Inc.	370,628	265,750
25,000	Zimmer Biomet Holdings Inc.	2,705,607	2,713,250
58,238	Zoetis Inc.	2,746,332	10,096,140
		185,990,769	291,664,593

	Hotels and Gaming — 0.4%
19,000	Accor SA	654,124	779,330
79,800	Boyd Gaming Corp.	444,899	4,396,980
43,000	Entain plc	592,178	342,445
400	Flutter Entertainment plc†	63,793	73,141
6,000	Gambling.com Group Ltd.†	56,159	49,320
15,000	Golden Entertainment Inc.	469,950	466,650
15,500	Las Vegas Sands Corp.	915,115	685,875
400,000	Mandarin Oriental International Ltd.	680,880	692,000
20,400	MGM Resorts International†	731,383	906,576
15,000	Ryman Hospitality Properties Inc., REIT	683,117	1,497,900
12,000	Super Group SGHC Ltd.†	46,379	38,760
5,000	Wyndham Hotels & Resorts Inc.	191,090	370,000
500	Wynn Resorts Ltd.	49,068	44,750
		5,578,135	10,343,727

	Machinery — 2.4%
63,000	Astec Industries Inc.	2,435,678	1,868,580
1,801,700	CNH Industrial NV	14,734,333	18,251,221

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
53,800	Deere & Co.	$5,790,984	$20,101,294
12,000	Oshkosh Corp.	1,364,367	1,298,400
3,500	Otis Worldwide Corp.	176,951	336,910
1,500	Tennant Co.	97,500	147,660
40,000	Twin Disc Inc.	355,151	471,200
163,980	Xylem Inc.	8,444,982	22,240,607
		33,399,946	64,715,872

	Metals and Mining — 1.1%
59,585	Agnico Eagle Mines Ltd.	1,918,960	3,896,859
18,000	Alliance Resource Partners LP	4,541	440,280
124,190	Barrick Gold Corp.	2,395,613	2,071,489
8,000	BHP Group Ltd., ADR	217,549	456,720
10,000	Endeavour Mining plc	198,681	211,250
10,000	Franco-Nevada Corp.	494,836	1,185,629
860	Franco-Nevada Corp., New York	124,722	101,927
200,000	Freeport-McMoRan Inc.	3,752,940	9,720,000
270,620	Newmont Corp.	10,625,089	11,330,859
9,615	Osisko Gold Royalties Ltd.	150,247	149,802
		19,883,178	29,564,815

	Paper and Forest Products — 0.0%
2,200	Keweenaw Land Association Ltd.†	56,254	66,440

	Publishing — 0.0%
1,200	Graham Holdings Co., Cl. B	632,929	839,460

	Real Estate Investment Trust — 0.5%
46,000	American Tower Corp.	8,553,947	8,941,480
16,000	Crown Castle Inc.	1,942,162	1,563,200
1,400	Equinix Inc.	513,747	1,059,240
1,800	VICI Properties Inc.	58,196	51,552
85,000	Weyerhaeuser Co.	2,638,024	2,413,150
		13,706,076	14,028,622

	Retail — 2.9%
95,500	AutoNation Inc.†	5,226,675	15,220,790
1,000	AutoZone Inc.†	1,462,827	2,964,100
19,000	Bassett Furniture Industries Inc.	96,034	269,990
42,000	CarMax Inc.†	3,589,010	3,080,280
64,500	Chipotle Mexican Grill Inc.†	2,009,667	4,040,925
200,000	Conn's Inc.†	4,850,850	221,000
6,900	Costco Wholesale Corp.	3,633,101	5,864,931
175,000	CVS Health Corp.	14,043,316	10,335,500
75,000	Hertz Global Holdings Inc.†	629,721	264,750
98,500	Ingles Markets Inc., Cl. A	1,382,832	6,758,085
29,530	Lowe's Companies Inc.	1,348,137	6,510,184
Shares		Cost	Market Value
7,000	Macy's Inc.	$166,705	$134,400
7,500	MSC Industrial Direct Co. Inc., Cl. A	532,090	594,825
15,000	Penske Automotive Group Inc.	2,299,704	2,235,300
56,250	Rush Enterprises Inc., Cl. B	599,173	2,207,250
234,000	Sally Beauty Holdings Inc.†	3,328,179	2,510,820
348,000	Seven & i Holdings Co. Ltd.	3,718,011	4,239,418
25,000	Starbucks Corp.	2,485,574	1,946,250
12,000	The Home Depot Inc.	2,899,029	4,130,880
70,000	Walgreens Boots Alliance Inc.	2,221,977	846,650
60,000	Walmart Inc.	970,066	4,062,600
		57,492,678	78,438,928

	Semiconductors — 2.4%
31,000	Advanced Micro Devices Inc.†	3,036,460	5,028,510
28,000	Applied Materials Inc.	5,803,781	6,607,720
6,100	ASML Holding NV	2,358,220	6,238,653
1,050	Broadcom Inc.	941,209	1,685,806
3,000	Entegris Inc.	246,781	406,200
345,000	NVIDIA Corp.	3,457,311	42,621,300
1,500	NXP Semiconductors NV	274,055	403,635
34,804	SkyWater Technology Inc.†	256,863	266,251
11,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	868,070	1,911,910
		17,242,750	65,169,985

	Specialty Chemicals — 1.2%
11,000	Air Products and Chemicals Inc.	2,562,352	2,838,550
30,000	Ashland Inc.	1,880,763	2,834,700
8,000	Axalta Coating Systems Ltd.†	204,330	273,360
500	DSM-Firmenich AG	64,583	56,546
203,000	DuPont de Nemours Inc.	11,737,432	16,339,470
17,000	FMC Corp.	1,536,045	978,350
13,000	International Flavors & Fragrances Inc.	989,195	1,237,730
16,760	Novonesis (Novozymes) B	418,737	1,025,494
83,000	Olin Corp.	1,490,430	3,913,450
5,400	Rogers Corp.†	669,534	651,294
5,000	Sensient Technologies Corp.	315,608	370,950
65,000	Valvoline Inc.†	1,432,687	2,808,000
		23,301,696	33,327,894

	Telecommunications — 2.2%
29,000	AT&T Inc.	520,576	554,190
148,000	BCE Inc.	4,123,357	4,790,760
395,000	Deutsche Telekom AG, ADR	6,618,069	9,950,050

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
73,750	Eurotelesites AG†	$273,067	$289,076
62,279	GCI Liberty Inc., Escrow†	0	1
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,386,450
407,000	Liberty Global Ltd., Cl. C†	9,134,739	7,264,950
46,000	Orange SA, ADR	854,759	459,540
50,000	Pharol SGPS SA†	14,182	2,367
40,000	Proximus SA	1,004,682	319,143
100,000	Telefonica SA, ADR	421,130	421,000
295,000	Telekom Austria AG	1,695,722	2,944,470
100,000	Telephone and Data Systems Inc.	1,689,988	2,073,000
100,000	Telstra Group Ltd., ADR	1,826,286	1,216,000
220,000	TELUS Corp.	1,193,878	3,330,800
76,200	T-Mobile US Inc.	8,000,268	13,424,916
12,000	VEON Ltd., ADR†	182,320	311,280
239,500	Verizon Communications Inc.	11,288,839	9,876,980
144,600	Vodafone Group plc, ADR	1,749,413	1,282,602
		51,914,998	59,897,575

	Transportation — 0.9%
28,840	Canadian Pacific Kansas City Ltd.	167,897	2,270,573
169,700	GATX Corp.	5,596,903	22,461,492
		5,764,800	24,732,065

	Wireless Communications — 0.2%
89,000	United States Cellular Corp.†	3,469,140	4,967,980

	TOTAL COMMON STOCKS	1,494,021,051	2,611,333,650

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	101,000

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.1%
29,400	Qurate Retail Inc., 8.000%, 03/15/31	939,917	1,236,270

	Diversified Industrial — 0.0%
2,000	Jungheinrich AG	67,450	65,885

	Health Care — 0.0%
2,296	XOMA Corp., Ser. A, 8.625%	47,544	58,548

	TOTAL PREFERRED STOCKS	1,054,911	1,360,703
Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES(a) — 0.2%
	Energy and Utilities — 0.2%
123,000	El Paso Energy Capital Trust I, 4.750%, 03/31/28	$4,461,716	$5,822,820

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	21,863	1,600

	Energy and Utilities: Oil — 0.0%
12,257	Occidental Petroleum Corp., expire 08/03/27†	60,672	504,498

	TOTAL WARRANTS	82,535	506,098

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable and Satellite — 0.0%
$100,000	AMC Networks Inc., 4.250%, 02/15/29(b)	100,497	96,334

	U.S. GOVERNMENT OBLIGATIONS — 4.3%
119,475,000	U.S. Treasury Bills, 5.235% to 5.326%††, 07/25/24 to 12/19/24	118,077,785	118,080,275

TOTAL INVESTMENTS — 100.0%		$1,617,798,495	2,737,300,880

Other Assets and Liabilities (Net)			2,543,981

PREFERRED SHARES
(7,724,874 preferred shares outstanding)			(338,076,750)

NET ASSETS — COMMON SHARES
(89,842,584 common shares outstanding)			$2,401,768,111

NET ASSET VALUE PER COMMON SHARE
($2,401,768,111 ÷ 89,842,584 shares outstanding)			$26.73

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CDI	CHESS (Australia) Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	88.8%	$2,431,232,365
Europe	7.7	210,245,250
Japan	3.1	85,483,738
Asia/Pacific	0.3	8,303,737
Latin America	0.1	2,035,790
Total Investments	100.0%	$2,737,300,880

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $1,617,798,495)	$2,737,300,880
Cash	77,178
Foreign currency, at value (cost $157,712)	156,882
Receivable for investments sold	2,299,128
Dividends and interest receivable	3,622,755
Deferred offering expense	55,187
Total Assets	2,743,512,010
Liabilities:
Distributions payable	142,825
Payable for investments purchased	655,828
Payable for Fund shares repurchased	187,426
Payable for investment advisory fees	2,281,209
Payable for payroll expenses	50,141
Payable for accounting fees	7,500
Series J Cumulative Preferred Stock, callable and mandatory redemption 03/26/28 (See Notes 2 and 6)	145,100,000
Other accrued expenses	342,220
Total Liabilities	148,767,149
Cumulative Preferred Shares, each at $0.001 par value:
Series H (5.375%, $25 liquidation value per share, 2,000,000 shares authorized with 1,988,600 shares issued and outstanding)	49,715,000
Series K (4.250%, $25 liquidation value per share, 6,000,000 shares authorized with 5,730,470 shares issued and outstanding)	143,261,750
Total Preferred Shares	192,976,750
Net Assets Attributable to Common Shareholders	$2,401,768,111
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,295,710,685
Total distributable earnings	1,106,057,426
Net Assets	$2,401,768,111

Net Asset Value per Common Share at $0.001 par value:
($2,401,768,111 ÷ 89,842,584 shares outstanding; unlimited number of shares authorized)	$26.73

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $642,925)	$24,868,866
Interest	3,527,062
Total Investment Income	28,395,928
Expenses:
Investment advisory fees	13,561,408
Interest expense on preferred stock	2,242,198
Shareholder communications expenses	217,066
Trustees’ fees	151,423
Custodian fees	119,245
Payroll expenses	90,184
Legal and audit fees	71,929
Shelf offering expense	45,984
Shareholder services fees	27,273
Accounting fees	22,500
Interest expense	302
Miscellaneous expenses	182,496
Total Expenses	16,732,008
Less:
Expenses paid indirectly by broker (See Note 5)	(12,092)
Net Expenses	16,719,916
Net Investment Income	11,676,012
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	57,761,044
Net realized loss on foreign currency transactions	(22,076)

Net realized gain on investments and foreign currency transactions	57,738,968
Net change in unrealized appreciation/depreciation:
on investments	97,093,284
on foreign currency translations	(48,696)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	97,044,588
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	154,783,556
Net Increase in Net Assets Resulting from Operations	166,459,568
Total Distributions to Preferred Shareholders	(4,471,373)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$161,988,195

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment income	$11,676,012	$24,659,776
Net realized gain on investments, and foreign currency transactions	57,738,968	71,471,738
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	97,044,588	166,397,669
Net Increase in Net Assets Resulting from Operations	166,459,568	262,529,183

Distributions to Preferred Shareholders from Accumulated Earnings	(4,471,373)*	(9,024,676)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	161,988,195	253,504,507

Distributions to Common Shareholders:
Accumulated earnings	(57,761,592)*	(90,879,844)
Return of capital	(1,619,484)*	(28,103,475)

Total Distributions to Common Shareholders	(59,381,076)	(118,983,319)

Fund Share Transactions:
Net decrease from repurchase of common shares	(3,955,685)	(3,360,518)
Net increase in net assets from repurchase of preferred shares	28,020	690,967
Offering costs and adjustments to offering costs for preferred shares charged to paid-in capital	(750)	(1,950)
Net Decrease in Net Assets from Fund Share Transactions	(3,928,415)	(2,671,501)

Net Increase in Net Assets Attributable to Common Shareholders	98,678,704	131,849,687

Net Assets Attributable to Common Shareholders:
Beginning of year	2,303,089,407	2,171,239,720
End of period	$2,401,768,111	$2,303,089,407

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2024 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$161,988,195

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(145,622,817)
Proceeds from sales of long term investment securities	204,105,460
Net sales of short term investment securities	8,510,972
Net realized gain on investments	(57,761,044)
Net change in unrealized appreciation on investments	(97,093,284)
Net amortization of discount	(3,525,274)
Increase in receivable for investments sold	(1,704,194)
Decrease in dividends and interest receivable	484,531
Decrease in deferred offering expense	45,280
Increase in payable for investments purchased	332,343
Increase in payable for investment advisory fees	15,893
Decrease in payable for payroll expenses	(11,404)
Increase in payable for accounting fees	3,750
Decrease in other accrued expenses	(97,945)
Net cash provided by operating activities	69,670,462

Net decrease in net assets resulting from financing activities:
Redemption of Series B Auction Market Cumulative Preferred Shares	(2,050,000)
Redemption of Series C Auction Market Cumulative Preferred Shares	(1,350,000)
Redemption of Series E Auction Rate Cumulative Preferred Shares	(3,100,000)
Redemption of Series K 4.250% Cumulative Preferred Shares	(107,725)
Offering costs for preferred shares charged to paid-in capital	(750)
Distributions to common shareholders	(59,396,280)
Repurchase of common shares	(3,768,259)
Repurchase of preferred shares	28,020
Net cash used in financing activities	(69,744,994)
Net decrease in cash	(74,532)
Cash (including foreign currency):
Beginning of year	308,592
End of period	$234,060

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$2,242,198
Interest paid on bank overdrafts	302

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2024:

Foreign currency, at value	$156,882
Cash	77,178
$234,060

 See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023		2022		2021	2020	2019
Operating Performance:
Net asset value, beginning of year	$25.58		$24.07		$29.73		$25.02	$24.12	$20.51
Net investment income	0.13		0.27		0.20		0.18	0.26	0.35
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions	1.72		2.64		(4.36)		6.02	1.97	5.25
Total from investment operations	1.85		2.91		(4.16)		6.20	2.23	5.60
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)		(0.02)		(0.02)	(0.03)	(0.07)
Net realized gain	(0.04	)*	(0.07)		(0.09)		(0.10)	(0.14)	(0.23)

Total distributions to preferred shareholders	(0.05)		(0.10)		(0.11)		(0.12)	(0.17)	(0.30)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.80		2.81		(4.27)		6.08	2.06	5.30
Distributions to Common Shareholders:
Net investment income	(0.12	)*	(0.28)		(0.20)		(0.21)	(0.23)	(0.29)
Net realized gain	(0.52	)*	(0.73)		(1.20)		(1.17)	(1.08)	(0.99)
Return of capital	(0.02	)*	(0.31)		(0.01)		—	(0.01)	(0.04)

Total distributions to common shareholders	(0.66)		(1.32)		(1.41)		(1.38)	(1.32)	(1.32)
Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—		—		—	—	(0.34)
Increase in net asset value from repurchase of common shares	0.01		0.01		0.01		0.00 (b)	0.01	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.01		0.01		0.07	0.15	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.06)	—	(0.02)
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		—		—		—	0.00 (b)	(0.01)
Total Fund share transactions	0.01		0.02		0.02		0.01	0.16	(0.37)
Net Asset Value Attributable to Common Shareholders, End of Period	$26.73		$25.58		$24.07		$29.73	$25.02	$24.12
NAV total return †	7.10%		12.14%		(14.37)%		24.74%	10.47%	22.82%
Market value, end of period	$22.71		$21.64		$20.61		$27.00	$21.46	$21.95
Investment total return ††	8.07%		11.91%		(18.58)%		32.81%	5.06%	28.13%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,739,845		$2,647,774		$2,518,290		$3,138,850	$2,572,913	$2,660,903

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023		2022		2021	2020		2019
Net assets attributable to common shares, end of period (in 000’s)	$2,401,768		$2,303,089		$2,171,240		$2,687,250	$2,263,638		$2,186,702
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.97	%(c)	1.12%		0.76%		0.62%	1.22%		1.50%
Ratio of operating expenses to average net assets attributable to common shares before fees waived/fee reduction (d)(e)	1.40	%(c)	1.36%		1.36%		1.28%	1.30%		1.21	%(f)
Ratio of operating expenses to average net assets attributable to common shares net of fees waived/fee reduction, if any (d)	1.40	%(c)	1.36	%(g)	1.35	%(g)	1.28%	1.25	%(g)	1.21	%(f)(g)
Portfolio turnover rate	5%		10%		10%		12%	16%		16%
Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	—		—		—		—	—		$76,201
Total shares outstanding (in 000’s)	—		—		—		—	—		3,048
Liquidation preference per share	—		—		—		—	—		$25.00
Average market value (h)	—		—		—		—	—		$26.09
Asset coverage per share (i)	—		—		—		—	—		$140.28
Auction Market Series B Preferred (j)
Liquidation value, end of period (in 000’s)	—		$2,050		$2,050		$2,050	$66,175		$90,000
Total shares outstanding (in 000’s)	—		0	(k)	0	(k)	0 (k)	3		4
Liquidation preference per share	—		$25,000		$25,000		$25,000	$25,000		$25,000
Liquidation value (l)	—		$25,000		$25,000		$25,000	$25,000		$25,000
Asset coverage per share(i)	—		$192,043		$181,407		$173,763	$207,979		$140,284
Auction Market Series C Preferred(m)
Liquidation value, end of period (in 000’s)	—		$1,350		$1,350		$1,350	$81,100		$108,000
Total shares outstanding (in 000’s)	—		0	(k)	0	(k)	0 (k)	3		4
Liquidation preference per share	—		$25,000		$25,000		$25,000	$25,000		$25,000
Liquidation value (l)	—		$25,000		$25,000		$25,000	$25,000		$25,000
Asset coverage per share (i)	—		$192,043		$181,407		$173,763	$207,979		$140,284
Auction Rate Series E Preferred(n)
Liquidation value, end of period (in 000’s)	—		$3,100		$3,100		$3,100	$12,000		$50,000
Total shares outstanding (in 000’s)	—		0	(k)	0	(k)	0 (k)	0	(k)	2
Liquidation preference per share	—		$25,000		$25,000		$25,000	$25,000		$25,000
Liquidation value (l)	—		$25,000		$25,000		$25,000	$25,000		—
Asset coverage per share (i)	—		$192,043		$181,407		$173,763	$207,979		$140,284

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024	Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019

5.250% Series G Preferred(o)
Liquidation value, end of period (in 000’s)	—	—	—	$100,000	$100,000	$100,000
Total shares outstanding (in 000’s)	—	—	—	4,000	4,000	4,000
Liquidation preference per share	—	—	—	$25.00	$25.00	$25.00
Average market value (h)	—	—	—	$25.60	$25.77	$25.40
Asset coverage per share (i)	—	—	—	$173.76	$207.98	$140.28
5.375% Series H Preferred
Liquidation value, end of period (in 000’s)	$49,715	$49,715	$49,820	$50,000	$50,000	$50,000
Total shares outstanding (in 000’s)	1,989	1,989	1,993	2,000	2,000	2,000
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$23.62	$24.05	$24.96	$27.46	$26.49	$26.08
Asset coverage per share (i)	$202.61	$192.04	$181.41	$173.76	$207.98	$140.28
4.500% Series J Preferred
Liquidation value, end of period (in 000’s)	$145,100	$145,100	$145,100	$145,100	—	—
Total shares outstanding (in 000’s)	6	6	6	6	—	—
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	—	—
Average market value (h)	$25,000	$25,000	$25,000	$25,000	—	—
Asset coverage per share (i)	$202,605	$192,043	$181,407	$173,763	—	—
4.250% Series K Preferred
Liquidation value, end of period (in 000’s)	$143,262	$143,369	$145,630	$150,000	—	—
Total shares outstanding (in 000’s)	5,730	5,735	5,825	6,000	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	—	—
Average market value (h)	$19.01	$19.29	$20.34	$25.38	—	—
Asset coverage per share (i)	$202.61	$192.04	$181.41	$173.76	—	—
Asset Coverage (p)	810%	768%	726%	695%	832%	561%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019 would have been 1.24%, 1.17%, 1.17%, 1.13%, 1.07%, and 0.96%, respectively.

(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.35% and 1.07%, respectively.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2020, and 2019 would have been 1.23%, 1.17%, 1.17%, 1.03%, and 0.96%, respectively.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights (Continued)

(i)	Asset coverage per share is calculated by combining all series of preferred shares.

(j)	The Fund redeemed and retired all its outstanding Series B Shares on June 26, 2024.

(k)	Actual number of shares outstanding is fewer than 1,000.

(l)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.

(m)	The Fund redeemed and retired all its outstanding Series C Shares on June 27, 2024.

(n)	The Fund redeemed and retired all its outstanding Series E Shares on June 28, 2024.

(o)	The Fund redeemed and retired all its outstanding Series G Shares on January 31, 2022.

(p)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) was organized on November 18, 2003 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred shares) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

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Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Diversified Industrial	$125,513,749	$140,040	$125,653,789
Paper and Forest Products	—	66,440	66,440
Telecommunications	59,897,574	1	59,897,575
Other Industries (a)	2,425,715,846	—	2,425,715,846
Total Common Stocks	2,611,127,169	206,481	2,611,333,650
Closed-End Funds	—	101,000	101,000
Preferred Stocks (a)	1,360,703	—	1,360,703
Mandatory Convertible Securities (a)	5,822,820	—	5,822,820
Warrants (a)	506,098	—	506,098
Convertible Corporate Bonds (a)	—	96,334	96,334
U.S. Government Obligations	—	118,080,275	118,080,275
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,618,816,790	$118,484,090	$2,737,300,880

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 or December 31, 2023. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

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Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series J Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2024, there were no short sales outstanding.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2024, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.375% Series H Preferred Shares, Series J Cumulative Term Preferred Shares, and 4.250% Series K Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$25,392,115	$2,521,523
Net long term capital gains	65,487,729	6,503,153
Return of capital	28,103,475	–
Total distributions paid	$118,983,319	$9,024,676

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,633,283,487	$1,194,036,042	$(90,018,649)	$1,104,017,393

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser had agreed to reduce the management fee on the incremental assets attributable to the Series B, Series C, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, did not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. During the six months ended June 30, 2024, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate on the Preferred Shares. Thus, advisory fees were accrued with respect to the liquidation value on the Series B, Series C, and Series E Preferred Shares.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $138,910,097 and $196,563,260, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2024, aggregated $249,849,217 and $258,360,188, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $3,082 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,092.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2024, the Fund accrued $90,184 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Fund engaged in a purchase transaction with a fund that has a common investment adviser. This purchase transaction complied with Rule 17a-7 under the Act and amounted to $146,520.

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 175,971 and 169,936 common shares in the open market at investments of $3,955,685 and $3,360,518, respectively, and at average discounts of approximately 15.9% and 16.5% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Net decrease from repurchase of common shares	(175,971)	$(3,955,685)	(169,936)	$(3,360,518)

The Fund has an effective shelf registration authorizing the offering of additional common or preferred shares or notes. This shelf registration expires in September 2024.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series H, Series J, and Series K Preferred Shares at redemption prices of $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates were typically set by an auction process generally held every seven days, and were typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders had been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate.

Since December 31, 2021, the seven day ICE LIBOR rate ceased to be published and was no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last resort fallback of fixing this LIBOR based reference rate at its last published rate applied. The last published seven day ICE LIBOR rate was 0.076%, which resulted in a maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076%, and 3.576%, respectively. The absence of successful auctions that established dividend rates based on prevailing short term interest rates could have led to economic results for the Fund and holders of the Series B, Series C, and Series E Preferred Shares since the rates payable on the Series B, Series C, and Series E Preferred Shares were no longer likely to be representative of prevailing market rates.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares. On June 26, June 27, and June 28, 2024, respectively, the Fund redeemed all Series B Preferred Shares, Series C Preferred Shares, and Series E Preferred shares at the redemption prices of $25,000 per share.

Holders of Series J Preferred Shares are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26, and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares may be redeemed by the Fund, subject to certain restrictions, on March 26, 2024 and are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

The Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the liquidation preference plus accumulated and unpaid dividends. The Board has authorized the repurchase of Series H and Series K Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2023, the Fund repurchased and retired 4,200 Series H Preferred at an investment of $93,474, and at average discounts of approximately 11.02%. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 4,309 and 90,420 Series K Preferred at investments of $79,705 and $1,581,059, respectively, and at average discounts of approximately 26.1% and 30.1% from its liquidation preference.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2024	Net Proceeds	2024 Dividend Rate Range	Dividend Rate at 6/30/2024	Accrued Dividends at 6/30/2024
H 5.375%	June 7, 2019	2,000,000	1,988,600	$48,145,405	Fixed Rate	5.375%	$44,537
J 4.500%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	4.500%	27,408
K 4.250%	October 4, 2021	6,000,000	5,730,470	144,875,000	Fixed Rate	4.250%	67,651

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 12, 2024, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2024 – Final Results

The Fund's Annual Meeting of Shareholders was held on May 13, 2024. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Robert P. Astorino, Elizabeth C. Bogan, Agnes Mullady, and Salvatore M. Salibello as Trustees of the Fund, with 78,279,440 votes, 77,674,802 votes, 77,812,482 votes, and 77,412,543 votes cast in favor of these Trustees, and 6,020,996 votes, 6,625,634 votes, 6,487,955 votes, and 6,887,894 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 5,091,629 votes cast in favor of this Trustee and 193,833 votes withheld for this Trustee.

Anthony S. Colavita, Frank J. Fahrenkopf, Jr., Mario J. Gabelli, Michael J. Melarkey, Christina Peeney, Anthonie C. van Ekris, Susan Watson Laughlin, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI DIVIDEND AND INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. Her responsibilities include leading the Health & Wellness platform. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from Columbia University, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR,~ joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Robert P. Astorino
President, SR Media LLC

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Susan Watson Laughlin
Former President,
Investor Relations Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Christina A. Peeney
Adjunct Professor,
Middlesex County College

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Carter W. Austin
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2024

GABELLI FUNDS

THE GABELLI DIVIDEND & INCOME TRUST

GDV

Semiannual Report
June 30, 2024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Not applicable

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(4)      Disclosure of Securities Ownership

Not applicable

(b)	Effective July 1, 2024, Justin Bergner, Justin McAuliffe, and Macrae Sykes became portfolio managers of the Fund.

Justin Bergner, CFA, is currently a portfolio manager for the Adviser and a Vice President at Gabelli & Company, having rejoined Gabelli & Company in June 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Before entering the investment profession, Justin worked in management consulting at both Bain & Company and Dean & Company. Justin graduated cum laude from Yale University with a B.A. in Economics & Mathematics and received an MBA in Finance and Accounting from Wharton Business School.

Justin McAuliffe joined the firm in 2021 as a research analyst covering the gaming and lodging sector as well as food retail. Previously, he served as Program-Related Investment Officer at the Conrad N. Hilton Foundation. Justin is a graduate of the Cornell School of Hotel Administration and has an MBA from the Marshall School of Business at USC.

Macrae (Mac) Sykes covers the global financial services sector and joined the firm as an analyst in 2008. He has nearly 25 years of industry experience and began his career at Donaldson, Lufkin & Jenrette. Mac was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and2018, received several honorable mentions for brokers and asset managers from Institutional Investor and was a contributing author to The Warren Buffett Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting by Lawrence Cunningham and Stephanie Cuba. Mac holds a BA in economics from Hamilton College and an MBA in finance from Columbia Business School.

Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance

Justin McAuliffe*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	1	$2.8 million	0	$0

Justin Bergner*	Registered Investment Companies	4	$1.8 billion	1	$287.8 million
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	16	$3.4 million	0	$0

Macrae Sykes*	Registered Investment Companies	3	$2.4 billion	1	$2.0 billion
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	9	$17.9 million	0	$0

*Figures as of December 31, 2023.

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day to day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio managers manage many accounts, they may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote all of their attention to the management of only a few accounts.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio managers identify an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the Adviser, and their affiliates.

SELECTION OF BROKER/DEALERS. Because of Mr. Gabelli’s indirect majority ownership interest in G.research, LLC, he may have an incentive to use G.research to execute portfolio transactions for a Fund.

PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio managers may determine that an investment opportunity may be appropriate for only some of the accounts for which they exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio managers may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more of their accounts.

VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that they manage. If the structure of the Adviser’s management fee or the portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio managers may be motivated to favor certain accounts over others. The portfolio managers also may be motivated to favor accounts in which they have an investment interest, or in which the Adviser, or its affiliates have investment interests. In Mr. Gabelli’s case, the Adviser’s compensation and expenses for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with on-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and their staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE FOR PORTFOLIO MANAGERS OF THE ADVISER OTHER THAN MARIO GABELLI

The compensation of the Portfolio Managers for the Fund is structure to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. The Portfolio Managers receive a compensation package that includes a minimum draw or base salary, equity-based incentive compensation via awards of restricted stock, and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing a Fund to the extent that the amount exceeds a minimum level of compensation. Net revenues are determined by deducting from gross investment management fees certain of the firm’s expenses (other than the respective Portfolio Manager’s compensation) allocable to the respective Fund (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. The level of equity-based incentive and incentive-based variable compensation is based on an evaluation by the Adviser’s parent, GAMI, of quantitative and qualitative performance evaluation criteria. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Manager, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

As of June 30, 2024, Justin Bergner, Justin McAuliffe, and Macrae Sykes owned $0, $0, and $0, respectively, of shares of the Fund.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2024 through 01/31/2024	Common –10,700 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common –$21.23 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common –10,700 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,018,555 - 10,700 = 90,007,855 Preferred Series J – 5,804 Preferred Series K – 5,734,779 Preferred Series H – 1,988,600
Month #2 02/01/2024 through 02/29/2024	Common – 12,200 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $21.96 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 12,200 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,007,855 - 12,200 = 89,995,655 Preferred Series J – 5,804 Preferred Series K – 5,734,779 Preferred Series H – 1,988,600
Month #3 03/01/2024 through 03/31/2024	Common – 10,798 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $22.30 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 10,798 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 89,995,655 - 10,798 = 89,984,857 Preferred Series J – 5,804 Preferred Series K – 5,734,779 Preferred Series H – 1,988,600
Month #4 04/01/2024 through 04/30/2024	Common –7,200 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $21.53 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common –7,200 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 89,984,857 - 7,200 = 89,977,657 Preferred Series J – 5,804 Preferred Series H – 1,988,600 Preferred Series K – 5,734,779
Month #5 05/01/2024 through 05/31/2024	Common – 74,756 Preferred Series J – N/A Preferred Series K – 4,309 Preferred Series H – N/A	Common –$22.59 Preferred Series J – N/A Preferred Series K – $18.49 Preferred Series H – N/A	Common – 74,756 Preferred Series J – N/A Preferred Series K – 4,309 Preferred Series H – N/A	Common – 89,977,657 - 74,756 = 89,902,901 Preferred Series J – 5,804 Preferred Series K – 5,734,779 - 4,309 = 5,730,470 Preferred Series H – 1,988,600
Month #6 06/01/2024 through 06/30/2024	Common –60,317 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $22.65 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common –60,317 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 89,902,901 - 60,317 = 89,842,584 Preferred Series J – 5,804 Preferred Series K – 5,730,470 Preferred Series H – 1,988,600
Total	Common – 175,971 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $22.34 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 175,971 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all shares outstanding may be repurchased when the respective preferred shares are trading at a discount to the liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)           Not applicable.

(b)           Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; $0

(ii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; $0 and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; $0

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; $0 and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.